Appendix III	12 Months Ended
Dec. 31, 2023
Appendix III
Appendix III

APPENDIX III

GRIFOLS, S.A. AND SUBSIDIARIES

Changes in Other Intangible Assets

for the year ended

31 December 2023

(Expressed in thousands of Euros)

	Balance at				Translation	Balance at
	12/31/2022	Additions	Transfers	Disposals	differences	12/31/2023

Development costs	1,822,085	58,573	—	—	(27,175)	1,853,483
Concessions, patents, licenses brands & similar	292,158	2,747	(344)	(1,478)	(8,347)	284,736
Computer software	340,991	22,174	3,684	(117)	(6,895)	359,837
Currently marketed products	1,148,862	—	—	—	(39,097)	1,109,765
Other intangible assets	399,797	2,388	(157)	(678)	(4,695)	396,655
Total cost of intangible assets	4,003,893	85,882	3,183	(2,273)	(86,209)	4,004,476
Accum. amort. of development costs	(199,444)	(32,694)	—	—	3,306	(228,832)
Accum. amort of concessions, patents, licenses, brands & similar	(77,331)	(16,274)	363	192	1,554	(91,496)
Accum. amort. of computer software	(220,305)	(34,366)	(1,294)	104	4,423	(251,438)
Accum. amort. of currently marketed products	(457,794)	(40,212)	—	—	15,975	(482,031)
Accum. amort. of other intangible assets	(97,789)	(23,663)	—	678	3,350	(117,424)
Total accum. amort intangible assets	(1,052,663)	(147,209)	(931)	974	28,608	(1,171,221)
Impairment of other intangible assets	(2,083)	(421)	—	1,438	7	(1,059)
Carrying amount of intangible assets	2,949,147	(61,748)	2,252	139	(57,594)	2,832,196

This appendix forms an integral part of note 7 to the consolidated financial statements.

APPENDIX III

GRIFOLS, S.A. AND SUBSIDIARIES

Changes in Other Intangible Assets

for the year ended

31 December 2022

(Expressed in thousands of Euros)

	Balance at		Business			Translation	Balance at
	31/12/2021	Additions	combinations	Transfers	Disposals	differences	12/31/2022

Development costs	801,606	39,835	943,857	—	(3,372)	40,159	1,822,085
Concessions, patents, licenses brands & similar	244,558	36,612	3,762	97	(3,907)	11,036	292,158
Computer software	330,491	31,299	50	1,881	(34,429)	11,699	340,991
Currently marketed products	1,083,301	—	—	—	—	65,561	1,148,862
Other intangible assets	156,009	1,323	307,927	(55)	(77,825)	12,418	399,797
Total cost of intangible assets	2,615,965	109,069	1,255,596	1,923	(119,533)	140,873	4,003,893
Accum. amort. of development costs	(168,366)	(28,160)	—	—	663	(3,581)	(199,444)
Accum. amort of concessions, patents, licenses, brands & similar	(64,176)	(12,321)	(332)	—	2,200	(2,702)	(77,331)
Accum. amort. of computer software	(200,291)	(30,357)	(12)	140	16,813	(6,598)	(220,305)
Accum. amort. of currently marketed products	(394,784)	(40,212)	—	—	—	(22,798)	(457,794)
Accum. amort. of other intangible assets	(81,298)	(12,603)	—	—	799	(4,687)	(97,789)
Total accum. amort intangible assets	(908,915)	(123,653)	(344)	140	20,475	(40,366)	(1,052,663)
Impairment of other intangible assets	(70,100)	(638)	—	79	76,302	(7,726)	(2,083)
Carrying amount of intangible assets	1,636,950	(15,222)	1,255,252	2,142	(22,756)	92,781	2,949,147

(See note 3)

This appendix forms an integral part of note 7 to the consolidated financial statements.